Earnings per Common Share - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 08, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock, par value (in dollars per share)		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share)		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Stock Option [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive stock options (in shares)		256,145	0	128,073	0	0	0
Securities Purchase Agreement [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Gross proceeds from private placement	$ 17,000,000
Securities Purchase Agreement [Member] | Private Placement [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Warrant to purchase common stock	125,000
Fair value of warrants	$ 373,000
Exercise price of warrant	$ 14.25
Securities Purchase Agreement [Member] | Series B Preferred Stock [Member] | Private Placement [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Sale of stock	1,155,283
Common stock sold per share (in dollar per share)	$ 14.25
Preferred stock, par value (in dollars per share)	$ 0.01
Common Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Gross proceeds from private placement				$ 0	$ 4,199,000	$ 4,199,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Sale of stock	37,700
Common stock, par value (in dollars per share)	$ 0.01
Common stock sold per share (in dollar per share)	$ 14.25